CONVERTIBLE NOTES PAYABLE TO RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes Payable To Related Parties
CONVERTIBLE NOTES PAYABLE TO RELATED PARTIES

9.	CONVERTIBLE NOTES PAYABLE TO RELATED PARTIES

The company had the following convertible notes payable related party outstanding:

	June 30, 2026	December 31, 2025
Related Party convertible Note payable, due March 2027	$1,000,000	$1,000,000
Related Party convertible Note payable, 15% interest, due January 2, 2026	25,000	25,000
Related Party convertible Note payable, 15% interest, due May 14, 2026	15,000	15,000
Related Party convertible Note payable, 15% interest, due July 14, 2026	10,000	-
	$1,050,000	$1,040,000

On March 29, 2022, the Company issued a convertible promissory note with a principal amount of $1,000,000. The note bore an interest at a rate of 15% per annum and matured on March 29, 2024. The notes and accrued interest are convertible at the option of the noteholder at $1.00 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes. In 2023, the company agreed to extend the term of the promissory note until March 29, 2025, at the same rate of interest. As consideration for the extension, the Company issued 2,000,000 shares on 17-month warrants exercisable at $0.125 per share. On March 29, 2024, the Company extended the term of the $1,000,000 promissory note until March 29, 2025, at the same rate of interest. In August, 2024, the Company issued 300,000 shares of its common stock valued at $3,000,000 to settle interest on the debt payable in the amount of $300,000.

On May 21, 2025, the Company extended the term of the $1,000,000 promissory note until March 29, 2027. In exchange for the extension and for no interest to accrue over the extended term, the Company issued 2,400,000 shares of common stock valued at $24,000,000, which is recorded as related party stock compensation expense in general and administrative expenses

Related Party interest expense and accrued interest for the three months ended March 31, 2026 were $0 and $0, respectively. Related Party interest expense and accrued interest in connection with these notes for the year ended December 31, 2025 was $0 and $0, respectively.

As the Related Party convertible promissory note does not accrue interest, imputed interest was calculated and for the six months ended June 30, 2026 and 2025 it was $135,339 and $116,596, respectively.

On July 2, 2025, November 14, 2025 and January 14, 2026, the Company issued convertible notes in the amounts of $25,000, $15,000 and $10,000, respectively, to another related party. The notes bear interest at 15% per annum The principal balance and accrued interest are convertible at a conversion price equal to the lower of (i) a 50% discount to the Qualified Offering Price and (ii) any conversion price offered to other noteholders on notes issued subsequent to the date of this convertible note. Interest expense and accrued interest associated with these convertible notes for the six months ended June 30, 2026 was $3,662 and $5,821, respectively.

8.	CONVERTIBLE NOTES PAYABLE TO RELATED PARTIES

The company had the following convertible notes payable related party outstanding:

	December 31, 2025	December 31, 2024
Related Party convertible Note payable, 15% interest, due March 2027	$1,000,000	$1,000,000
Related Party convertible Note payable, 15% interest, due April 2026	25,000	-
Related Party convertible Note payable, 15% interest, due August 2026	15,000	-
	$1,040,000	$1,000,000

On March 29, 2022, the Company issued a convertible promissory note with a principal amount of $1,000,000. The note bore an interest at a rate of 15% per annum and matured on March 29, 2024. The notes and accrued interest are convertible at the option of the noteholder at $1.00 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes. In 2023, the company agreed to extend the term of the promissory note until March 29, 2025, at the same rate of interest. As consideration for the extension, the Company issued 2,000,000 shares on 17-month warrants exercisable at $0.125 per share. On March 29, 2024, the Company extended the term of the $1,000,000 promissory note until March 29, 2025, at the same rate of interest. In August, 2024, the Company issued 300 000 shares of its common stock valued at $3,000,000 to settle interest on the debt payable in the amount of $300,000.

On May 21, 2025, the Company extended the term of the $1,000,000 promissory note until March 29, 2027. In exchange for the extension and for no interest to accrue over the extended term, the Company issued 2,400,000 shares of common stock valued at $24,000,000, which is recorded as related party stock compensation expense in general and administrative expenses

Related Party interest expense and accrued interest for the twelve months ended December 31, 2025 were $0 and $0, respectively. Related Party interest expense and accrued interest in connection with these notes for the year ended December 31, 2024 was $117,930 and $0, respectively.

As the Related Party convertible promissory note does not accrue interest, imputed interest was calculated and for the twelve months ended December 31, 2025 was $242,214. Imputed interest for the year ended December 31, 2024 was $90,740.

On July 2, 2025 and November 14, 2025, the Company issued convertible notes in the amounts of $25,000 and $15,000, respectively, to another related party. The notes bear interest at 15% per annum The principal balance and accrued interest are convertible at a conversion price equal to the lower of (i) a 50% discount to the Qualified Offering Price and (ii) any conversion price offered to other noteholders on notes issued subsequent to the date of this convertible note. Interest expense and accrued interest associated with these convertible notes for the year ended December 31, 2025 was $2,135 and $2,135, respectively.